Share-based payment obligation (Details) $ / shares in Units, $ in Millions	1 Months Ended			3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	May 31, 2023 Option	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions				$ 3.6	$ 2.1	$ 6.9	$ 5.6
Dividends planned for the near future	$ 0.0			0.0		0.0
Omnibus share-based payment plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | Option		2,132,134
Fair value of options granted, at grant date	$ 49.9
Assumption of forfeiture rate	7.00%
Expected charge over remaining term of outstanding share options	$ 23.2			$ 23.2		$ 23.2
Expected dividend, share options granted	$ 0.0
Omnibus share-based payment plans | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price assumption | $ / shares	$ 5.27
Omnibus share-based payment plans | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price assumption | $ / shares	$ 11.55
Omnibus share-based payment plans, RSUs with non-market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date	$ 22.7		$ 22.7
Omnibus share-based payment plans, PSUs with non-market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date	19.0
Omnibus share-based payment plans, PSUs with market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date	$ 8.2